Intangible Assets_Details of changes in intangible assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	₩ 844,110,000,000			₩ 597,520,000,000		₩ 518,599,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	103,215,000,000			156,047,000,000		175,403,000,000
Disposal	(782,000,000)			(675,000,000)		(7,426,000,000)
Amortization	(136,658,000,000)			(128,413,000,000)		(134,158,000,000)
Impairment losses	(7,791,000,000)			(26,797,000,000)		674,000,000
Transfer	0			0		0
Foreign currencies translation adjustment	(18,617,000,000)			12,586,000,000		47,515,000,000
Business combination	8,681,000,000			233,354,000,000		(2,302,000,000)
Others	(81,000,000)			488,000,000		(785,000,000)
Ending balance	792,077,000,000		$ 729,286	844,110,000,000		597,520,000,000
Amortization of other intangible assets included in other operating expenses	11,890,000,000	[1]		22,317,000,000	[2]	51,770,000,000	[3]
Goodwill
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	350,682,000,000			153,602,000,000		108,707,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	0			0		0
Disposal	0			0		0
Amortization	0			0		0
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustment	(16,392,000,000)			10,234,000,000		46,752,000,000
Business combination	0			186,846,000,000		(1,857,000,000)
Others	0			0		0
Ending balance	334,290,000,000			350,682,000,000		153,602,000,000
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	692,000,000			562,000,000		539,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	233,000,000			318,000,000		195,000,000
Disposal	0			0		0
Amortization	(216,000,000)			(188,000,000)		(172,000,000)
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustment	0			0		0
Business combination	0			0		0
Others	0			0		0
Ending balance	709,000,000			692,000,000		562,000,000
Development costs
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	225,193,000,000			240,320,000,000		77,241,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	53,273,000,000			41,373,000,000		20,935,000,000
Disposal	0			0		0
Amortization	(71,620,000,000)			(64,415,000,000)		(46,045,000,000)
Impairment losses	0			0		0
Transfer	428,000,000			7,915,000,000		188,189,000,000
Foreign currencies translation adjustment	0			0		0
Business combination	2,403,000,000			0		0
Others	(804,000,000)			0		0
Ending balance	208,873,000,000			225,193,000,000		240,320,000,000
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	234,147,000,000			169,024,000,000		158,218,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	41,329,000,000			100,671,000,000		52,044,000,000
Disposal	0			0		(4,555,000,000)
Amortization	(64,822,000,000)			(63,810,000,000)		(87,941,000,000)
Impairment losses	(7,692,000,000)			(25,858,000,000)		0
Transfer	164,000,000			7,188,000,000		51,672,000,000
Foreign currencies translation adjustment	(2,208,000,000)			2,292,000,000		763,000,000
Business combination	4,199,000,000			44,365,000,000		(392,000,000)
Others	328,000,000			275,000,000		(785,000,000)
Ending balance	205,445,000,000			234,147,000,000		169,024,000,000
Membership deposit
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	29,330,000,000			23,597,000,000		20,685,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	5,183,000,000			4,931,000,000		5,162,000,000
Disposal	(782,000,000)			(675,000,000)		(2,871,000,000)
Amortization	0			0		0
Impairment losses	(99,000,000)			(939,000,000)		674,000,000
Transfer	0			0		0
Foreign currencies translation adjustment	(15,000,000)			60,000,000		0
Business combination	2,079,000,000			2,143,000,000		(53,000,000)
Others	395,000,000			213,000,000		0
Ending balance	36,091,000,000			29,330,000,000		23,597,000,000
Construction in progress
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	4,066,000,000			10,415,000,000		153,209,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	3,197,000,000			8,754,000,000		97,067,000,000
Disposal	0			0		0
Amortization	0			0		0
Impairment losses	0			0		0
Transfer	(592,000,000)			(15,103,000,000)		(239,861,000,000)
Foreign currencies translation adjustment	(2,000,000)			0		0
Business combination	0			0		0
Others	0			0		0
Ending balance	₩ 6,669,000,000			₩ 4,066,000,000		₩ 10,415,000,000

[1]	Amortization of other intangible assets amounting to 11,890 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses
[3]	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.